Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document And Entity Information Abstract
Entity Registrant Name	ProQR Therapeutics N.V.
Entity Central Index Key	0001612940
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3